STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows Details 3
Guarantees	$ 59,988	$ (51,559)	$ (2,125)
Fuel hedge	19,862	(50,029)	(243,587)
DOJ fine		(12,750)
SEC agreement		(4,719)
Fuel derivatives premiums	(2,832)	(6,840)	(20,932)
Hedging margin guarantees	(4,201)	1,184	87,842
Tax paid on bank transaction	(6,635)	(10,668)	(7,176)
Bank commissions, taxes paid and other	(7,738)	(769)	(5,137)
Change reservation systems	(16,120)		11,000
Currency hedge	(17,798)	(39,534)	1,802
Court deposits	(33,457)	(33,635)	(6,314)
Others		50
Total Other inflows - (outflows) Operation flow	(8,931)	(209,269)	(184,627)
Others deposits in guarantees	3,754
Recovery loans convertible into shares		8,896	20,000
Certificate of bank deposits			3,497
Tax paid on bank transaction	(2,594)	(3,716)	(12,921)
Others	(10,383)	(4,337)
Total Other inflows - (outflows) Investment flow	(9,223)	843	10,576
Loan guarantee	80,615	(74,186)
Credit card loan manager			3,227
Early redemption of bonds TAM 2020			(15,328)
Guarantees bonds emission			(26,111)
Settlement of derivative contracts	(26,214)	(125,149)	(28,144)
Aircraft Financing advances	(40,695)	(29,828)	(35,891)
Others			2,490
Total Other inflows - (outflows) Financing flow	$ 13,706	$ (229,163)	$ (99,757)